Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature	12 Months Ended
Dec. 31, 2018
Disclosure Of Profit Loss From Operating Activities Explanatory [Abstract]
Disclosure Of Profit Loss From Operating Activities Explanatory [Text Block]
Note 25	Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature

25.1

Revenue from operating activities

The Group derives revenues from the sale of goods (which are recognised at one point in time) and from the provision of services (which are recognised over time) and are distributed among the following geographical areas and main product and service lines:

12/31/2018
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	111,595	1,052	700	25,593	4,575	45,834	189,349
Latin America and the Caribbean	77,737	6,390	3,596	80,192	12,097	177	180,189
Europe	200,229	112,080	103,430	46,068	17,384	473	479,664
North America	240,995	83,587	68,254	50,685	27,347	647	471,515
Asia and Others	151,194	121,863	558,821	64,936	46,865	1,407	945,086
Total	781,750	324,972	734,801	267,474	108,268	48,538	2,265,803

12/31/2017
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	91,243	1,054	802	20,001	2,522	45,942	161,564
Latin America and the Caribbean	71,335	5,756	3,109	142,610	9,180	155	232,145
Europe	177,997	81,557	88,443	72,405	28,346	305	449,053
North America	235,963	67,491	42,918	69,105	25,824	553	441,854
Asia and Others	120,713	96,265	509,301	75,205	69,706	1,517	872,707
Total	697,251	252,123	644,573	379,326	135,578	48,472	2,157,323

12/31/2016
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	102,804	1,319	500	18,940	3,398	60,108	187,069
Latin America and the Caribbean	69,805	6,136	3,002	154,012	9,194	223	242,372
Europe	116,863	86,095	77,850	82,040	14,391	887	378,126
North America	211,954	63,193	41,226	81,043	24,485	337	422,238
Asia and Others	122,427	74,401	392,049	67,288	52,669	683	709,517
Total	623,853	231,144	514,627	403,323	104,137	62,238	1,939,322

a)

b) Main product lines:

	January to December
	2018	2017	2016
Products and Services	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	781,750	697,251	623,853
Sodium Nitrates	17,688	18,555	16,891
Potassium nitrate and sodium potassium nitrate	527,945	474,451	390,964
Specialty Blends	145,512	121,263	129,943
Other specialty fertilizers	90,605	82,982	86,055
Iodine and derivatives	324,972	252,123	231,144
Lithium and derivatives	734,801	644,573	514,627
Potassium	267,474	379,326	403,323
Industrial chemicals	108,268	135,578	104,137
Other	48,538	48,472	62,238
Commodities	18,582	11,822	19,842
Other ordinary income Commercial Offices	24,465	32,784	37,068
Income from services rendered and others Other
Income from the provision of services	4,017	3,795	4,122
Income from leasing properties	1,474	71	1,205
Total	2,265,803	2,157,323	1,939,322

25.2	Cost of sales

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(260,863)	(227,620)	(208,697)
Classes of employee benefit expenses	(203,569)	(172,084)	(162,335)
Depreciation expense	(212,582)	(232,275)	(271,128)
Amortization expense	(7,194)	(8,153)	(12,438)
Operating leases	(75,395)	(80,160)	(71,548)
Investment plan expenses	(13,384)	(17,180)	(17,697)
Contractors	(78,825)	(72,348)	(66,051)
Mining concessions	(8,168)	(7,802)	(7,313)
Operations transport	(64,352)	(69,052)	(59,399)
Freight and product transport costs	(43,510)	(55,383)	(64,857)
Purchase of products from third parties	(239,781)	(208,147)	(211,928)
Insurance	(9,816)	(10,255)	(12,033)
CORFO rights	(182,954)	(46,274)	(41,962)
Export costs	(84,816)	(83,057)	(105,307)
Variation in inventory	11,600	(90,998)	(10,774)
Other expenses, by nature	(9,915)	(14,034)	(4,818)
Total	(1,483,524)	(1,394,822)	(1,328,285)

25.3	Other income

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	705	345	771
Fines charged to suppliers	698	199	358
Taxes recovered	685	1,278	657
Amounts recovered from insurance	443	154	5,636
Overestimate of provisions for third-party obligations	375	586	573
Other operating income	1,847	4,543	2,690
Options on mining claims	16,095	2,607	2,577
Easements, pipelines and roads	10,806	4,656	219
Reimbursement mining licenses and notary expenses	394	1,196	1,300
Shares obtained in junior mining companies through options	-	2,263	421
Total	32,048	17,827	15,202

25.4	Administrative expenses

	12/31/2018	13/31/2017	13/31/2016
	ThUS$	ThUS$	ThUS$
Employee benefit expenses by nature
Remuneration and benefits to employees	(63,880)	(51,761)	(47,192)
Marketing costs	(3,078)	(2,539)	(1,535)
Amortization expenses	(15)	(8)	(6)
Entertainment expenses	(4,805)	(4,781)	(4,022)
Advisory services	(12,848)	(14,348)	(16,474)
Leases	(4,556)	(4,097)	(4,236)
Insurance	(1,758)	(1,767)	(1,732)
Office expenses	(8,165)	(5,357)	(5,182)
Contractors	(5,730)	(4,805)	(4,329)
Other expenses, by nature	(13,291)	(11,708)	(3,728)
Total	(118,126)	(101,171)	(88,436)

25.5	Other expenses by function
	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$

Classes of Employee Benefit Expenses

Depreciation and amortization expense
Depreciation of assets not in use	(59)	(90)	(111)
Subtotal	(59)	(90)	(111)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Amortization expense intangible	(1,649)	-	-
Subtotal	(1,649)	-	-
Other expenses, by nature
Legal expenses	(15,139)	(25,176)	(5,737)
VAT and other unrecoverable taxes	(1,187)	(1,295)	(1,015)
Fines paid	(965)	(1,112)	(31,867)
Investment plan expenses	(13,419)	(10,006)	(6,657)
Donations not accepted as tax credit	(4,502)	(5,527)	(1,692)
Reorganization of related businesses	6,000	(6,000)	-
Expenses to cease operations	-	-	(32,061)
Other operating expenses	(7,636)	(4,394)	(3,393)
Subtotal	(35,199)	(53,510)	(82,422)
Total	(36,907)	(53,600)	(82,533)

25.6	Other gains (losses)

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Adjust previous year application method of participation	(664)	500	(721)
Impairment of interests in joint ventures (1)	(8,802)	-	-
Sales of investments (2)	13,748	-	7,636
Others	2,122	43	(6,236)
Total	6,404	543	679

(1)	See Note 10.2.
(2)	During the month of December 2018, SQM S.A. sold its interest in Minera Exar S.A. generating a pre-tax profit of ThUS$14,507.

25.7	Impairment of gains and reversal of impairment losses

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Net impairment gains on reversal (losses) of financial assets	2,967	(8,038)	(7,198)
Total	2,967	(8,038)	(7,198)

12/31/2018	12/31/2017	12/31/2016
ThUS$	ThUS$	ThUS$

25.8	Summary of expenses by nature

	January to December
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Raw materials and consumables	(260,863)	(227,620)	(208,697)
Classes of Employee Benefit Expenses
Personnel expenses	(267,449)	(223,845)	(209,527)
Depreciation and amortization expense
Depreciation expense	(212,641)	(232,365)	(271,239)
Amortization expense	(8,858)	(8,161)	(12,444)
Operating leases	(79,951)	(84,257)	(75,784)
Legal expenses	(15,139)	(25,176)	(5,737)
Investment plan expenses	(26,803)	(27,186)	(24,354)
Contractors	(86,313)	(78,920)	(72,112)
Mining concessions	(8,168)	(7,802)	(7,313)
Operation transport	(64,352)	(69,052)	(59,399)
Freight and product transport costs	(43,510)	(55,383)	(64,857)
Purchase of products from third parties	(239,781)	(208,147)	(211,928)
Office expenses	(17,981)	(15,612)	(17,215)
CORFO rights	(182,954)	(46,274)	(41,962)
Export costs	(84,816)	(83,057)	(105,307)
Representation expenses	(4,805)	(4,781)	(4,022)
Restructuring of joint ventures	6,000	(6,000)	-
Plant suspension expenses	-	-	(32,061)
Consultant and advisor services	(12,848)	(14,348)	(16,474)
Variation in inventory	11,600	(90,998)	(10,774)
Other expenses, by nature	(38,925)	(40,609)	(48,048)
Other expenses by nature	(1,638,557)	(1,549,593)	(1,499,254)

25.9	Finance expenses

	January to December
	2018	2017	2016
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(1,707)	(1,650)	(1,847)
Interest expense from bonds	(55,887)	(49,373)	(55,563)
Interest expense from loans	(3,093)	(2,002)	(4,419)
Capitalized interest expenses	5,021	4,382	5,406
Financial expenses for site closure	(960)	-	-
Other finance costs	(3,288)	(1,481)	(1,075)
Total	(59,914)	(50,124)	(57,498)